Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Reconciliation of operating leases (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities	€ 2,856	€ 3,049	€ 5,108
CET1 phase-in percentage	12.51%	12.34%	11.65%
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets				€ 6,693
Lease liabilities				€ 7,084
CET1 phase-in percentage				0.20%
IFRS 16 | Other reserves
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Adjustments due to changes in accounting policies				€ 391